Intangible Assets - Goodwill - Carrying Amount of Goodwill Allocated (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Yuchai
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 212,636	$ 30,012	¥ 212,636